Movement in Working Capital and Provisions for Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Movement in Working Capital and Provisions for Liabilities

	Working Capital
	Inventories $m	Trade and other receivables $m	Trade and other payables $m	Provisions for liabilities $m	Total $m
At 1 January 2021	3,117	4,411	(5,503)	(1,442)	583
Translation adjustment	(84)	(102)	147	37	(2)
Arising on acquisition (note 30)	157	191	(143)	(1)	204
Disposals	(22)	(20)	11	6	(25)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	-	-	(1)	-	(1)
- paid during year	-	-	33	-	33
Deferred divestment consideration:
- arising on disposals during year	-	1	-	-	1
- received during year	-	(120)	-	-	(120)
Shares to be acquired by CRH plc (Treasury Shares) (note 29)	-	-	(281)	-	(281)
Interest accruals and discount unwinding	-	11	(7)	(18)	(14)
Reclassification	4	-	(6)	-	(2)
Additions to leased mineral reserves	-	-	(10)	-	(10)
Increase/(decrease) in working capital and provisions for liabilities	439	436	(649)	2	228
At 31 December 2021	3,611	4,808	(6,409)	(1,416)	594

The equivalent disclosure for the prior years is as follows:

At 1 January 2020	3,080	4,587	(5,461)	(1,302)	904
Translation adjustment	71	107	(150)	(43)	(15)
Arising on acquisition (note 30)	23	47	(21)	-	49
Disposals	(14)	(37)	17	5	(29)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	-	-	(7)	-	(7)
- paid during year	-	-	54	-	54
Deferred divestment consideration:
- arising on disposals during year	-	14	-	-	14
- received during year	-	(123)	-	-	(123)
Interest accruals and discount unwinding	-	4	(24)	(21)	(41)
Reclassification	20	(11)	(22)	-	(13)
Additions to leased mineral reserves	-	-	(14)	-	(14)
(Decrease)/increase in working capital and provisions for liabilities	(63)	(177)	125	(81)	(196)
At 31 December 2020	3,117	4,411	(5,503)	(1,442)	583

At 1 January 2019	3,505	4,872	(5,817)	(1,244)	1,316
Effect of adopting IFRS 16	-	3	13	1	17
Translation adjustment	2	9	(8)	4	7
Arising on acquisition (note 30)	65	73	(82)	(7)	49
Disposals	(581)	(747)	570	-	(758)
Deferred and contingent acquisition consideration:
- arising on acquisitions during year (note 30)	-	-	(20)	-	(20)
- paid during year	-	-	54	-	54
Deferred proceeds arising on disposals during year	-	302	-	-	302
Interest accruals and discount unwinding	-	(12)	(1)	(25)	(38)
Additions to leased mineral reserves	-	-	(96)	-	(96)
Increase/(decrease) in working capital and provisions for liabilities	89	87	(74)	(31)	71
At 31 December 2019	3,080	4,587	(5,461)	(1,302)	904